Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Major Class Assets and Liabilities Included as Part of Discontinued Operations

The major classes of assets and liabilities included as part of discontinued operations are as follows:

(in thousands)	March 31, 2024	December 31, 2023
Accounts receivable, net	$-	$27
Other current assets	-	7
Film & TV programming rights	-	906
Total assets of discontinued operations	$-	$940

Accounts payable and accrued expenses	$90	$1,321
Long-term debt, net of current portion	71	71
Total liabilities of discontinued operations	$161	$1,392

Schedule of Net Loss From Discontinued Operations

The major line items constituting the net loss from discontinued operations are as follows:

(in thousands)	Three Months Ended
	March 31, 2024	March 31, 2023
Net revenues	$-	$-
Cost of revenues	95	-
Gross profit	(95)	-
Selling and administrative expenses	95	192
Gain on disposal of assets	-	1
Loss from operations	(190)	(191)
Other expense	(2)	-
Loss from discontinued operations	(192)	(191)
Income tax expense	-	-
Net loss from discontinued operations	$(192)	$(191)

FG Group Holdings Inc [Member]
Schedule of Major Class Assets and Liabilities Included as Part of Discontinued Operations

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

	December 31, 2023	December 31, 2022
Accounts receivable, net	$27	$-
Other current assets	7	1,666
Film & TV programming rights	906	1,501
Total assets of discontinued operations	$940	$3,167

Accounts payable and accrued expenses	$1,321	$1,805
Long-term debt, net of current portion	71	-
Total liabilities of discontinued operations	$1,392	$1,805

Schedule of Net Loss From Discontinued Operations

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Year Ended
	December 31, 2023	December 31, 2022
Net revenues	$6,385	$914
Cost of revenues	7,772	830
Gross profit	(1,387)	84
Selling and administrative expenses	1,203	639
Loss on disposal of assets	2,268	-
Loss from operations	(4,858)	(555)
Other expense	(2)	-
Loss from discontinued operations	(4,860)	(555)
Income tax expense	-	-
Net loss from discontinued operations	$(4,860)	$(555)

Strong Global Entertainment Inc [Member]
Schedule of Net Loss From Discontinued Operations

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Three Months Ended
	March 31, 2024	March 31, 2023
Net revenues	$-	$-
Cost of revenues	95	-
Gross profit	(95)	-
Selling and administrative expenses	95	192
Gain on disposal of assets	-	1
Loss from operations	(190)	(191)
Other expense	(2)	-
Loss from discontinued operations	(192)	(191)
Income tax expense	-	-
Net loss from discontinued operations	$(192)	$(191)

Schedule of Assets and Liabilities Included as Part of Discontinued Operations

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

Liabilities

	March 31, 2024	December 31, 2023
Accounts receivable, net	$-	$27
Other current assets	-	7
Film & TV programming rights	-	906
Total assets of discontinued operations	$-	$940

Accounts payable and accrued expenses	$90	$1,321
Long-term debt, net of current portion	71	71
Total liabilities of discontinued operations	$161	$1,392

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

	December 31, 2023	December 31, 2022
Accounts receivable, net	$27	$-
Other current assets	7	1,666
Film & TV programming rights	906	1,501
Total assets of discontinued operations	$940	$3,167

Accounts payable and accrued expenses	$1,321	$1,805
Long-term debt, net of current portion	71	-
Total liabilities of discontinued operations	$1,392	$1,805

Schedule of Net Loss From Discontinued Operations

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Year Ended
	December 31, 2023	December 31, 2022
Net revenues	$6,385	$914
Cost of revenues	7,772	830
Gross profit	(1,387)	84
Selling and administrative expenses	1,203	639
Loss on disposal of assets	2,268	-
Loss from operations	(4,858)	(555)
Other expense	(2)	-
Loss from discontinued operations	(4,860)	(555)
Income tax expense	-	-
Net loss from discontinued operations	$(4,860)	$(555)